Employee benefits (Details 4) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Discount rate Increased by 1%	₩ (119,694)	₩ (55,066)
Discount rate Decreased by 1%	138,208	66,463
Future salary growth Increased by 1%	137,766	66,204
Future salary growth Decreased by 1%	₩ (121,689)	₩ (55,864)